Summary of Significant Accounting Policies - Software Costs (Details Textual) (Software Development [Member])	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014
Software Development [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life (in years)	5 years	5 years